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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
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Check here if Amendment / /; Amendment Number:
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   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Trust Company of the West
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   Address:      865 South Figueroa Street, Suite 1800
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                 Los Angeles, CA 90017
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13F File Number: 28-06681
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Linda D. Barker
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Title:   Managing Director
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Phone:   (213) 244-0694
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Signature, Place, and Date of Signing:

         /s/ Linda D. Barker
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         Los Angeles, CA
         Date: May 4, 2009

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT.

/X/ 13F NOTICE.

/ / 13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name:

    28-02494                    The TCW Group, Inc.
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